Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2024
Land Use Rights, Net [Abstract]
Schedule of Land Use Rights, Stated at Cost less Accumulated Amortization

Land use rights, stated at cost less accumulated amortization, consisted of the following:

	As of December 31,
	2024	2023
Land use rights - cost	$9,737,032	$10,010,496
Less:
Accumulated amortization	(539,054)	(336,800)
Land use rights, net	$9,197,978	$9,673,696

Schedule of Amortization Expense	The following is a schedule of future amortization of land use rights as of December 31, 2024:
Year ending December 31,	Amount
2025	$211,455
2026	211,455
2027	211,455
2028	211,455
2029 and thereafter	8,352,158
Total	$9,197,978